Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Convergent Risk Group, LLC

To finance the acquisition of the control block of shares in IBGH, an investor group (the "Initial Investors."), loaned Convergent Risk Group, LLC (Convergent) $275,000, in exchange for Promissory Notes from Convergent (the "Promissory Notes") in the total amount of $275,000. Convergent, a Virginia limited liability company, is owned 100% by Mr. Robert Liscouski, who is the CEO and currently the majority shareholder of the Company. To induce Mr. Liscouski to serve as CEO of the Company, the Company assumed the "Promissory Notes" in the total amount of $275,000 and certain liabilities (the "Liabilities"). The Liabilities and the Promissory Notes are collectively the "Convergent Liabilities." The Convergent Liabilities assumed by the Company were exchanged for Convertible Promissory Notes issued by the Company for $275,000 (the same amount that Convergent had issued them for).    The Convertible Promissory Notes accrue interest at eight percent (8%) per annum and are convertible into common stock of the Company at a conversion price of $0.10 per share at any time prior to or at August 10, 2019.    The Company also assumed a promissory note from one of the Initial Investors to Convergent in the amount of $100,000, which is payable on or before December 31, 2019.   While the conversion of the Convertible Promissory Notes is mandatory at the maturity date, August 10, 2020, the election to convert is at the option of the Initial Investor. The Company has no obligation to repay the Initial Investors in cash.  However, the conversion of the Convertible Promissory Notes will result in dilution of other shareholders once the Initial Investors convert their notes into the Company's common stock.

REMTC, Inc.

To provide the Company with a highly secure development environment and intra-company data management and communication system, the Company contracted with REMTC, Inc. ("REMTC"), an entity wholly owned by Richard Malinowski, who was the Company's Chief Technology and Operations Officer at the time, to acquire the necessary hardware and software, configure and install the REMTC proprietary security system, known as "PASS." The total cost of the PASS System was approximately $670,000 which the Company paid to REMTC. In November 2018, Mr. Richard Malinowski informed the Company of his decision to resign as Chief Technology and Operations Officer and the Board accepted his resignation and that of Mr. Thomas Kelly. The Company and REMTC have unwound the PASS agreement and the Company expects to receive approximately $670,000 back from Mr. Malinowski and REMTC. The Company determined that the PASS System was unusable and therefore impaired, and wrote off the remaining undepreciated value of the PASS system as of December 31, 2018. In March 2019 the Company commenced litigation in New Jersey state court against REMTC, Mr. Malinowski and Mr. Kelly to recover the cost of the PASS System.

Note 9 – Related Party Transactions

Convergent Risk Group, LLC

To finance the acquisition of the control block of shares in IBGH, an investor group (the "Initial Investors."), loaned Convergent Risk Group, LLC (Convergent) $275,000, in exchange for Promissory Notes from Convergent (the "Promissory Notes") in the total amount of $275,000. Convergent, a Virginia limited liability company, is owned 100% by Mr. Robert Liscouski, who is the CEO and currently the majority shareholder of the Company. To induce Mr. Liscouski to serve as CEO of the Company, the Company assumed the "Promissory Notes" in the total amount of $275,000 and certain liabilities (the "Liabilities"). The Liabilities and the Promissory Notes are collectively the "Convergent Liabilities." The Convergent Liabilities assumed by the Company were exchanged for Convertible Promissory Notes issued by the Company for $275,000 (the same amount that Convergent had issued them for).    The Convertible Promissory Notes accrue interest at eight percent (8%) per annum and are convertible into common stock of the Company at a conversion price of $0.10 per share at any time prior to or at August 10, 2019.    The Company also assumed a promissory note from one of the Initial Investors to Convergent in the amount of $100,000, which is payable on or before June 30, 2019.   While the conversion of the Convertible Promissory Notes is mandatory at the maturity date, August 10, 2020, the election to convert is at the option of the Initial Investor. The Company has no obligation to repay the Initial Investors in cash.  However, the conversion of the Convertible Promissory Notes will result in dilution of other shareholders once the Initial Investors convert their notes into the Company's common stock.

REMTCS, Inc.

To provide the Company with a highly secure development environment and intra-company data management and communication system, the Company contracted with REMTCS, Inc. ("REMTCS"), an entity wholly owned by Richard Malinowski, who was the Company's Chief Technology and Operations Officer at the time, to acquire the necessary hardware and software, configure and install the REMTC proprietary security system, known as "PASS." The total cost of the PASS System was approximately $670,000 which the Company paid to REMTCS. In November 2018, Mr. Richard Malinowski informed the Company of his decision to resign as Chief Technology and Operations Officer and the Board accepted his resignation and that of Mr. Thomas Kelly. The Company and REMTCS have unwound the PASS agreement and the Company expects to receive approximately $670,000 back from Mr. Malinowski and REMTCS. The Company determined that the PASS System was unusable and therefore impaired, and wrote off the remaining undepreciated value of the PASS system as of December 31, 2018. In March 2019 the Company commenced litigation in New Jersey state court against REMTCS, Mr. Malinowski and Mr. Kelly to recover the cost of the PASS System.